UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 32.2%
3,918,886	Goldman Sachs International Equity Insights Fund	$ 40,795,607
1,477,397	Goldman Sachs Large Cap Growth Insights Fund	34,526,765
1,087,208	Goldman Sachs Large Cap Value Insights Fund	17,786,722
1,215,981	Goldman Sachs Strategic Growth Fund	14,762,012
1,522,015	Goldman Sachs Emerging Markets Equity Insights Fund	11,749,958
504,414	Goldman Sachs Large Cap Value Fund	7,561,166
267,959	Goldman Sachs Real Estate Securities Fund	5,627,135
897,267	Goldman Sachs International Real Estate Securities Fund	5,464,354
524,460	Goldman Sachs International Small Cap Insights Fund	5,443,898
95,361	Goldman Sachs Small Cap Equity Insights Fund	1,827,108

		145,544,725

Fixed Income – 50.4%
12,928,169	Goldman Sachs Global Income Fund	157,982,230
3,591,056	Goldman Sachs Strategic Income Fund	33,791,841
2,156,777	Goldman Sachs Local Emerging Markets Debt Fund	13,717,105
1,106,324	Goldman Sachs Emerging Markets Debt Fund	13,563,532
1,493,480	Goldman Sachs High Yield Fund	9,020,618

		228,075,326

Dynamic – 17.5%
6,276,220	Goldman Sachs Dynamic Allocation Fund	60,753,806
1,741,269	Goldman Sachs Managed Futures Strategy Fund	18,144,024

		78,897,830

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1% (Cost $477,404,696)		$452,517,881

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(384,650)

NET ASSETS – 100.0%		$452,133,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$480,113,660

Gross unrealized gain	2,216,403
Gross unrealized loss	(29,812,182)

Net unrealized security loss	$(27,595,779)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.2%
Equity – 100.2%
10,087,608	Goldman Sachs International Equity Insights Fund	$105,011,998
2,832,393	Goldman Sachs Large Cap Growth Insights Fund	66,193,035
3,259,741	Goldman Sachs Large Cap Value Insights Fund	53,329,356
3,806,998	Goldman Sachs Emerging Markets Equity Insights Fund	29,390,026
2,335,867	Goldman Sachs Strategic Growth Fund	28,357,431
1,514,573	Goldman Sachs Large Cap Value Fund	22,703,451
972,724	Goldman Sachs International Small Cap Insights Fund	10,096,875
388,696	Goldman Sachs Small Cap Equity Insights Fund	7,447,417
328,430	Goldman Sachs Real Estate Securities Fund	6,897,038
1,100,416	Goldman Sachs International Real Estate Securities Fund	6,701,534

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2% (Cost $311,205,525)		$336,128,161

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.0%
Repurchase Agreements – 0.0%
Joint Repurchase Agreement Account II
$100,000	0.301%	100,000	$ 100,000
(Cost $100,000)

TOTAL INVESTMENTS – 100.2% (Cost $311,305,525)			$336,228,161

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(612,243)

NET ASSETS – 100.0%			$335,615,918

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on March 31, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$330,181,892

Gross unrealized gain	28,898,384
Gross unrealized loss	(22,852,115)

Net unrealized security gain	$6,046,269

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.1%
Equity – 53.5%
14,580,607	Goldman Sachs International Equity Insights Fund	$151,784,117
4,405,908	Goldman Sachs Large Cap Growth Insights Fund	102,966,077
4,207,804	Goldman Sachs Large Cap Value Insights Fund	68,839,667
3,628,522	Goldman Sachs Strategic Growth Fund	44,050,257
5,488,554	Goldman Sachs Emerging Markets Equity Insights Fund	42,371,640
1,953,796	Goldman Sachs Large Cap Value Fund	29,287,400
1,584,427	Goldman Sachs International Small Cap Insights Fund	16,446,352
535,237	Goldman Sachs Real Estate Securities Fund	11,239,986
1,792,277	Goldman Sachs International Real Estate Securities Fund	10,914,969
477,931	Goldman Sachs Small Cap Equity Insights Fund	9,157,150

		487,057,615

Fixed Income – 29.2%
14,280,555	Goldman Sachs Global Income Fund	174,508,387
4,822,306	Goldman Sachs Strategic Income Fund	45,377,897
2,892,752	Goldman Sachs Local Emerging Markets Debt Fund	18,397,906
1,485,088	Goldman Sachs Emerging Markets Debt Fund	18,207,177
1,504,159	Goldman Sachs High Yield Fund	9,085,117

		265,576,484

Dynamic – 17.4%
12,641,951	Goldman Sachs Dynamic Allocation Fund	122,374,084
3,507,518	Goldman Sachs Managed Futures Strategy Fund	36,548,337

		158,922,421

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.1% (Cost $928,854,425)		$911,556,520

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(595,290)

NET ASSETS – 100.0%		$910,961,230

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$940,611,649

Gross unrealized gain	17,677,802
Gross unrealized loss	(46,732,931)

Net unrealized security loss	$(29,055,129)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 100.3%
Equity – 74.4%
17,942,651	Goldman Sachs International Equity Insights Fund	$186,782,998
5,046,239	Goldman Sachs Large Cap Growth Insights Fund	117,930,601
5,367,577	Goldman Sachs Large Cap Value Insights Fund	87,813,567
6,925,431	Goldman Sachs Emerging Markets Equity Insights Fund	53,464,325
4,161,755	Goldman Sachs Strategic Growth Fund	50,523,706
2,494,032	Goldman Sachs Large Cap Value Fund	37,385,542
1,849,221	Goldman Sachs International Small Cap Insights Fund	19,194,915
624,551	Goldman Sachs Real Estate Securities Fund	13,115,572
671,040	Goldman Sachs Small Cap Equity Insights Fund	12,857,121
2,091,865	Goldman Sachs International Real Estate Securities Fund	12,739,456

		591,807,803

Fixed Income – 8.4%
2,564,562	Goldman Sachs Global Income Fund	31,338,942
2,110,760	Goldman Sachs Strategic Income Fund	19,862,253
1,251,941	Goldman Sachs Local Emerging Markets Debt Fund	7,962,344
648,959	Goldman Sachs Emerging Markets Debt Fund	7,956,243

		67,119,782

Dynamic – 17.5%
11,066,902	Goldman Sachs Dynamic Allocation Fund	107,127,612
3,070,399	Goldman Sachs Managed Futures Strategy Fund	31,993,558

		139,121,170

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3% (Cost $788,106,029)		$798,048,755

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(2,307,187)

NET ASSETS – 100.0%		$795,741,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$805,446,059

Gross unrealized gain	31,948,383
Gross unrealized loss	(39,345,687)

Net unrealized security loss	$(7,397,304)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 101.5%
Equity – 56.2%
6,364,658	Goldman Sachs Real Estate Securities Fund	$133,657,811
12,564,789	Goldman Sachs International Small Cap Insights Fund	130,422,506
21,319,577	Goldman Sachs International Real Estate Securities Fund	129,836,224
6,186,596	Goldman Sachs Emerging Markets Equity Insights Fund	47,760,520
2,457,038	Goldman Sachs Emerging Markets Equity Fund	38,944,056

		480,621,117

Fixed Income – 45.3%
11,517,878	Goldman Sachs High Yield Floating Rate Fund	109,074,303
17,517,959	Goldman Sachs High Yield Fund	105,808,469
7,147,248	Goldman Sachs Emerging Markets Debt Fund	87,625,265
6,900,835	Goldman Sachs Local Emerging Markets Debt Fund	43,889,308
4,006,645	Goldman Sachs Commodity Strategy Fund	41,588,978

		387,986,323

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.5% (Cost $822,616,012)		$868,607,440

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(12,582,705)

NET ASSETS – 100.0%		$856,024,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$888,140,219

Gross unrealized gain	89,571,562
Gross unrealized loss	(109,104,341)

Net unrealized security loss	$(19,532,779)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees ( “Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Portfolio and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Portfolio’s interest in the collateral is not enforceable, resulting in additional losses to the Portfolio.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2016:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$145,544,725	$—	$—
Fixed Income Underlying Funds	228,075,326	—	—
Dynamic Underlying Funds	78,897,830	—	—
Total	$452,517,881	$—	$—

EQUITY GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$336,128,161	$—	$—
Short-term Investments	—	100,000	—
Total	$336,128,161	$100,000	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$487,057,615	$—	$—
Fixed Income Underlying Funds	265,576,484	—	—
Dynamic Underlying Funds	158,922,421	—	—
Total	$911,556,520	$—	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$591,807,803	$—	$—
Fixed Income Underlying Funds	67,119,782	—	—
Dynamic Underlying Funds	139,121,170	—	—
Total	$798,048,755	$—	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$480,621,117	$—	$—
Fixed Income Underlying Funds	387,986,323	—	—
Total	$868,607,440	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2016, the Equity Growth Strategy Portfolio had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2016, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$100,000	$100,001	$102,000

REPURCHASE AGREEMENTS — At March 31, 2016, the Principal Amount of the Equity Growth Strategy Portfolio’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Equity Growth Strategy Portfolio
BNP Paribas Securities Co.	0.310%	$24,687
Citigroup Global Markets, Inc.	0.330	19,658
Merrill Lynch & Co., Inc.	0.300	18,625
Merrill Lynch & Co., Inc.	0.280	37,030
TOTAL		$100,000

At March 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	3.050% to 3.340%	10/18/27 to 02/01/33
Federal Home Loan Banks	2.750 to 5.500	06/08/18 to 07/15/36
Federal Home Loan Mortgage Corp.	3.000 to 6.000	04/01/22 to 10/01/45
Federal National Mortgage Association	3.500 to 6.000	12/01/17 to 09/01/44
Government National Mortgage Association	3.500 to 10.000	04/05/18 to 09/20/45
United States Treasury Note	0.625 to 2.875	03/31/18 to 11/15/25
United States Treasury Stripped Securities	0.000	02/15/31 to 02/15/45

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolios may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 27, 2016

*	Print the name and title of each signing officer under his or her signature.